Systems, Equipment and Other Assets Related to Contracts, net (Tables)	12 Months Ended
Dec. 31, 2016
Systems, Equipment and Other Assets Related to Contracts, net
Schedule of Systems, Equipment and Other Assets Related to Contracts, net

	December 31,
($ thousands)	2016	2015

Land	574	590
Buildings	121,572	110,049
Terminals and systems	2,652,742	2,574,369
Furniture and equipment	172,666	177,425
Contracts in progress	169,367	92,356
	3,116,921	2,954,789
Accumulated depreciation	(1,917,247)	(1,827,271)
	1,199,674	1,127,518